Employee Benefits (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of options outstanding
Outstanding option , number	31,760	39,620	39,945	40,195
Outstanding Options, Weighted Average Remaining Contractual Life	3 years 25 days
Exercisable Options, Number	31,760
Exercisable Options, Weighted Average Exercise Price	$ 17.85
15.00 [Member]
Summary of options outstanding
Range of exercisable prices	$ 15.00
Outstanding option , number	1,000
Outstanding Options, Weighted Average Remaining Contractual Life	1 year 7 months 2 days
Exercisable Options, Number	1,000
Exercisable Options, Weighted Average Exercise Price	$ 15.00
16.10 [Member]
Summary of options outstanding
Range of exercisable prices	$ 16.10
Outstanding option , number	1,000
Outstanding Options, Weighted Average Remaining Contractual Life	6 months 18 days
Exercisable Options, Number	1,000
Exercisable Options, Weighted Average Exercise Price	$ 16.10
18.00 [Member]
Summary of options outstanding
Range of exercisable prices	$ 18.00
Outstanding option , number	29,760
Outstanding Options, Weighted Average Remaining Contractual Life	3 years 2 months 16 days
Exercisable Options, Number	29,760
Exercisable Options, Weighted Average Exercise Price	$ 18.00